Short Term Debt (Narrative) (Details) $ in Millions, $ in Millions				12 Months Ended
	Dec. 19, 2019 USD ($)	Dec. 16, 2019 CAD ($)	Mar. 07, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Feb. 06, 2020 USD ($)	Dec. 20, 2019 USD ($)	Dec. 31, 2018 CAD ($)
Line of Credit Facility [Line Items]
Weighted average interest rate				2.54%			3.34%
Line of Credit Facility, Maximum Borrowing Capacity				$ 2,463			$ 2,065
Revolving credit facility | TECO Energy/TECO Finance
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date				Mar. 22, 2022
Line of Credit Facility, Maximum Borrowing Capacity				$ 520			546
Revolving credit facility | Tampa Electric Company
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date	Feb. 04, 2021			Mar. 22, 2022
Line of Credit Facility, Maximum Borrowing Capacity	$ 325			$ 520	$ 300	$ 400	443
Line of Credit Facility, Increase (Decrease), Net	$ 75
Revolving credit facility | NMGC
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date				Mar. 22, 2022
Line of Credit Facility, Maximum Borrowing Capacity				$ 162			171
Revolving credit facility | GBPC
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 17			18
Accounts receivable revolving credit facility | Tampa Electric Company
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date				Dec. 31, 2021
Line of Credit Facility, Maximum Borrowing Capacity				$ 195			205
Term bank credit facility | TECO Energy/TECO Finance
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date				Dec. 31, 2020
Line of Credit Facility, Maximum Borrowing Capacity				$ 649			$ 682
Non-revolving term credit facility
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date		Dec. 15, 2020
Line of Credit Facility, Maximum Borrowing Capacity		$ 400
Non-revolving term credit facility | TECO Energy/TECO Finance
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date			Mar. 05, 2020
Line of Credit Facility, Maximum Borrowing Capacity			$ 500